Regulatory Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Regulatory Matters [Abstract]
REGULATORY MATTERS

2.    REGULATORY MATTERS

Regulatory Assets and Liabilities

Recognition of regulatory assets and liabilities and the periods over which they are to be recovered or refunded through rate regulation reflect the decisions of the PUCT.   Components of our regulatory assets and liabilities and their remaining recovery periods as of June 30, 2019 are provided in the table below.  Amounts not currently earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period
	At June 30, 2019	At June 30, 2019	At December 31, 2018
Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$631	$648
Employee retirement costs being amortized	8 years	279	297
Employee retirement costs incurred since the last rate review period (b)	To be determined	76	73
Self-insurance reserve (primarily storm recovery costs) being amortized	8 years	330	351
Self-insurance reserve incurred since the last rate review period (primarily storm related) (b)	To be determined	152	59
Securities reacquisition costs	Lives of related debt	32	10
Deferred conventional meter and metering facilities depreciation	1 year	26	36
Under-recovered AMS costs	8 years	174	185
Energy efficiency performance bonus (a)	1 year or less	3	7
Under-recovered wholesale transmission service expense (a)	1 year or less	32	-
Other regulatory assets	Various	40	25
Total regulatory assets		1,775	1,691

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,134	1,023
Excess deferred taxes	Primarily over lives of related assets	1,608	1,571
Over-recovered wholesale transmission service expense (a)	1 year or less	-	89
Other regulatory liabilities	Various	14	14
Total regulatory liabilities		2,756	2,697
Net regulatory assets (liabilities)		$(981)	$(1,006)

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

InfraREIT Acquisition Approval (PUCT Docket No. 48929)

On May 9, 2019, the PUCT issued a final order in Docket No. 48929 approving the transactions contemplated by the InfraREIT Acquisition, including the SDTS-SU Asset Exchange, and the Sempra-Sharyland Transaction. For more information on these transactions, see Note 11.

Regulatory Status of the TCJA

The excess deferred tax related balances above are primarily the result of the TCJA corporate federal income tax rate reduction from 35% to 21%.  These regulatory liabilities reflect our obligation, as required by PUCT order in Docket No. 46957, to refund to utility customers any excess deferred tax related balances created by the reduction in the corporate federal income tax rate through reductions in our tariffs.

Docket No. 48325

In 2018, we made filings to incorporate the impacts of the TCJA into our tariffs, including the reduction in the corporate income tax rate from 35% to 21% and amortization of excess deferred federal income taxes. In the filings, we proposed a total net decrease in the revenue requirement used to set transmission and distribution rates of approximately $181 million annually as compared to the revenue requirement approved in Oncor’s most recent rate review, PUCT Docket No. 46957.  In September 2018, we reached an unopposed stipulation regarding an overall settlement of the TCJA impacts. The settlement included, on an annual basis, $144 million related to the reduction of income tax expense currently in rates and $75 million related to amortization of excess deferred federal income taxes.

The settlement rates were implemented on an interim basis during 2018 and were approved by the PUCT on April 4, 2019.  These rates include the refund of the unprotected portion of excess deferred federal income taxes over a ten-year period and the protected portion over the lives of the related assets.

Docket No. 49160

During 2018, interim TCOS rates included refunds of excess deferred federal income taxes that were lower than the amount approved by the PUCT. We proposed refunding the related $9 million regulatory liability balance at March 31, 2019 over a one-month period as part of our Docket No. 49160 interim TCOS update filed in January 2019.  This TCOS filing was approved by the PUCT on April 26, 2019 and a total refund of $9 million was made in April and May of 2019.

DCRF (PUCT Docket No. 49427)

On April 8, 2019, we filed with the PUCT, as well as with cities with original jurisdiction over our rates, an application for approval of an updated DCRF.  The DCRF allows us to recover, primarily through our tariff for retail delivery service, certain costs related to our distribution investments.  In our DCRF application, we requested a $29 million increase in annual distribution revenues related to 2018 distribution investments.  On May 30, 2019, a stipulated settlement agreement among the parties to the proceeding was reached that included a $25 million increase in annual distribution revenues, and, on June 10, 2019, interim rates based on the stipulated settlement agreement were authorized to begin on September 1, 2019.  The stipulated settlement agreement and interim rates are pending final PUCT approval.

AMS Final Reconciliation (PUCT Docket No. 49721)

On July 9, 2019, we filed a request with the PUCT for a final reconciliation of our AMS costs.  Effective with the implementation of rates pursuant to the Docket No. 46957 rate review, we ceased recovering AMS charges through a surcharge on November 26, 2017, and AMS costs are now being recovered through base rates.  We made the following requests in our AMS reconciliation filing:

•	a reconciliation of all costs incurred with the $87 million of revenues collected during the final period of the AMS surcharge from January 1, 2017 to November 26, 2017,
•

a final PUCT determination of the net operating cost savings of $16 million from the final period of our AMS deployment that were used to reduce the amount of costs that were ultimately recovered through our AMS surcharge,

•	authorization to add the under-recovery of the 2017 AMS costs from this reconciliation proceeding of $6 million to the existing AMS regulatory asset currently being recovered through base rates, and
•

authorization to establish a regulatory asset to capture the costs associated with this reconciliation proceeding (if approved, Oncor would seek recovery of that regulatory asset in a future Oncor rate case).

We cannot predict the outcome of the proceeding at this time.

3.    REGULATORY MATTERS

Regulatory Assets and Liabilities

Recognition of regulatory assets and liabilities and the periods over which they are to be recovered or refunded through rate regulation reflect the decisions of the PUCT.  Components of our regulatory assets and liabilities and their remaining recovery periods as of December 31, 2018 are provided in the table below.  Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at	At December 31,
	December 31, 2018	2018	2017

Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$648	$854
Employee retirement costs being amortized	9 years	297	331
Employee retirement costs incurred since the last rate review period (b)	To be determined	73	30
Self-insurance reserve (primarily storm recovery costs) being amortized	9 years	351	394
Self-insurance reserve incurred since the last rate review period (b)	To be determined	59	49
Securities reacquisition costs	Lives of related debt	10	12
Deferred conventional meter and metering facilities depreciation	2 years	36	57
Under-recovered AMS costs	9 years	185	206
Excess deferred taxes	Various	-	197
Energy efficiency performance bonus (a)	1 year or less	7	12
Other regulatory assets	Various	25	38
Total regulatory assets		1,691	2,180

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,023	954
Excess deferred taxes	Primarily over lives of related assets	1,571	1,789
Over-recovered wholesale transmission service expense (a)	1 year or less	89	47
Other regulatory liabilities	Various	14	17
Total regulatory liabilities		2,697	2,807
Net regulatory assets (liabilities)		$(1,006)	$(627)

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

The excess deferred tax related balances are primarily the result of the TCJA corporate federal income tax rate reduction from 35% to 21%.  These regulatory assets and liabilities reflect our obligation, as required by PUCT order in Docket No. 46957, to refund to utility customers any excess deferred tax related balances created by the reduction in the corporate federal income tax rate through reductions in our future tariffs.

DCRF (PUCT Docket No. 48231)

On April 5, 2018, we filed with the PUCT, as well as cities with original jurisdiction over Oncor’s rates, an application for approval of a DCRF.  The DCRF will allow Oncor to recover, primarily through its tariff for retail delivery service, certain costs related to its 2017 distribution investments.  We requested a $19 million increase in annual distribution revenues in our DCRF application.  On June 13, 2018, we filed an unopposed stipulation that reduced the annual distribution revenue increase from $19 million to $15 million.  The PUCT approved the stipulation on August 30, 2018, and the distribution tariffs became effective September 1, 2018.

Application to Decrease Rates Based on the TCJA of 2017 (PUCT Docket No. 48325)

In 2018, we made filings to incorporate the impacts of the TCJA into our tariffs, including the reduced corporate income tax rate from 35% to 21% and amortization of excess deferred federal income taxes. In the filings, we proposed a total net decrease in the revenue requirement used to set transmission and distribution rates of approximately $181 million annually as compared to the revenue requirement approved in Oncor’s most recent rate review, PUCT Docket No. 46957. The proposal included annual rate reductions of $144 million related to the reduction in income tax expense currently included in rates and $37 million related to the amortization of excess deferred income taxes over the lives of related assets. In September 2018, we reached an unopposed stipulation regarding an overall settlement of the TCJA impacts. The settlement includes, on an annual basis, $144 million related to the reduction of income tax expense currently in rates and $75 million related to amortization of excess deferred federal income taxes. The settlement rates have been implemented as follows on an interim basis pending final PUCT approval.

•

For transmission customers, our TCOS rate incorporated the tax rate reduction beginning March 27, 2018. On July 1, 2018, a new interim TCOS rate was approved, subject to reconciliation, including a reduction due to amortization of excess deferred federal income taxes. The settlement results in a reduction of about $79 million of annualized transmission base revenue requirement as compared to the revenue requirement approved in PUCT Docket No. 46957.

•

For distribution customers, interim rates implemented October 8, 2018 contain reductions for both the income tax expense currently in rates and the amortization of excess deferred tax expense. The settlement results in a reduction of about $140 million of annualized distribution base revenue requirement as compared to the revenue requirement approved in PUCT Docket No. 46957.

In addition, we agreed to refund the tax rate differential amounts collected and deferred since January 1, 2018, through the date the changed tariffs became effective. For transmission customers, we refunded tax amounts collected and deferred through March 26, 2018.  For distribution customers, we refunded tax amounts collected and deferred through October 7, 2018.  In total, the tax rate differential of $73 million was refunded as a bill credit in December 2018.

The pass-through of the impacts of the TCJA to ratepayers is not expected to impact net income. Amortization of excess deferred taxes will result in lower cash inflows as a result of reduced rates to end-use customers.

2017 Rate Review (PUCT Docket No. 46957)

In response to resolutions passed by numerous cities with original jurisdiction over electric utility rates, we filed rate review proceedings with the PUCT and original jurisdiction cities in our service territory in March 2017 based on a January 1, 2016 to December 31, 2016 test year.

In July 2017, we and certain parties to our rate review agreed to a settlement of that rate review, and on August 2, 2017 a settlement agreement was filed with the PUCT that settled all issues in the docket.  On October 13, 2017, the PUCT issued an order approving the settlement of the rate review, subject to closing of the Sharyland Asset Exchange, which closed on November 9, 2017.  As a result of the Sharyland Asset Exchange closing on November 9, 2017, the contingency in the PUCT order in PUCT Docket No. 46957 was met and our new rates as set forth in that order took effect on November 27, 2017.  The order also required us to record as a regulatory liability, instead of revenue, the amount that we collected through our approved tariffs for federal income taxes that was above the new corporate federal income rate.  Other significant findings include a change in our authorized return on equity to 9.80% and a change in our authorized regulatory capital structure to 57.5% debt to 42.5% equity.  Our previous authorized return on equity was 10.25% and our previous authorized regulatory capital structure was 60% debt to 40% equity.  The PUCT order required us to record a regulatory liability from November 27, 2017 until the new authorized regulatory capital structure was met to reflect our actual capitalization prior to achieving the authorized capital structure. Our authorized regulatory capital structure was met in May 2018, and therefore we ceased accruing amounts to the capital structure refund regulatory liability as of that time. The regulatory liability of $6 million was approved on September 14, 2018 in PUCT Docket No. 48522, and the liability was subsequently returned to customers in September 2018.

Also, in accordance with the rate review final order, effective November 27, 2017, the AMS surcharge ceased and ongoing AMS costs are being recovered through base rates which include the recovery of the AMS regulatory asset over a 10-year period.  We continue to recover previously approved retired conventional meters over time as a regulatory asset.

Sharyland Asset Exchange (PUCT Docket No. 47469)

On July 21, 2017, we entered into the Sharyland Agreement with the Sharyland Entities.  The Sharyland Agreement provided that we would exchange certain of our transmission assets and cash for certain of the Sharyland Entities’ distribution assets (constituting substantially all of their electricity distribution business) and certain of their transmission assets.  On October 13, 2017, the PUCT issued an order approving the Sharyland Asset Exchange and on November 9, 2017, the parties consummated the transactions.  For more information on the Sharyland Agreement and the Sharyland Asset Exchange, see Note 14.

We are involved in various other regulatory proceedings in the normal course of business, the ultimate resolution of which, in the opinion of management, should not have a material effect upon our financial position, results of operations or cash flows.